SUBSEQUENT EVENTS (Details) - Initial public offering - USD 800 million of 6.750% new senior secured notes due 2031 $ in Millions	Feb. 06, 2026 USD ($)
SUBSEQUENT EVENTS
Fair value	$ 80.0
Interest rate	6.75%
Redemption price	103.00%